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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.0%
AEROSPACE & DEFENSE—2.7%
The Boeing Co.	175,970	$62,698,111
United Technologies Corp.	143,932	19,537,330
		82,235,441
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
adidas AG	20,414	4,513,211
PVH Corp.	102,042	15,665,488
		20,178,699
APPLICATION SOFTWARE—5.9%
Adobe Systems, Inc.*	180,344	44,126,570
Autodesk, Inc.*	241,054	30,960,976
salesforce.com, Inc.*	760,276	104,271,853
		179,359,399
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
BlackRock, Inc., Cl. A	8,853	4,450,934

AUTO PARTS & EQUIPMENT—0.3%
Aptiv PLC.	106,554	10,449,751

BIOTECHNOLOGY—3.2%
Biogen, Inc.*	17,439	5,831,078
BioMarin Pharmaceutical, Inc.*	126,743	12,745,276
Exact Sciences Corp.*	87,750	5,128,988
Sarepta Therapeutics, Inc.*	196,232	22,810,008
Vertex Pharmaceuticals, Inc.*	289,500	50,676,975
		97,192,325
COMMUNICATIONS EQUIPMENT—0.2%
Palo Alto Networks, Inc.*	29,867	5,921,431

CONSTRUCTION MATERIALS—1.5%
Vulcan Materials Co.	408,533	45,755,696

DATA PROCESSING & OUTSOURCED SERVICES—6.1%
Automatic Data Processing, Inc.	67,770	9,148,272
GreenSky, Inc., Cl. A*	55,253	955,877
PayPal Holdings, Inc.*	384,688	31,598,272
Visa, Inc., Cl. A	1,053,390	144,040,549
		185,742,970
DIVERSIFIED BANKS—0.8%
Bank of America Corp.	271,743	8,391,424
Citigroup, Inc.	29,323	2,108,030
JPMorgan Chase & Co.	115,635	13,292,243
		23,791,697
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	234,562	16,130,829

DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	77,295	15,805,282

FINANCIAL EXCHANGES & DATA—3.0%
Intercontinental Exchange, Inc.	681,454	50,366,265

	SHARES	VALUE
COMMON STOCKS—94.0% (CONT.)
FINANCIAL EXCHANGES & DATA—3.0% (CONT.)
S&P Global, Inc.	201,088	$40,306,079
		90,672,344
HEALTH CARE EQUIPMENT—4.7%
ABIOMED, Inc.*	26,960	9,558,129
Boston Scientific Corp.*	935,854	31,454,053
Danaher Corp.	430,648	44,175,872
Intuitive Surgical, Inc.*	27,736	14,095,158
Medtronic PLC.	211,039	19,042,049
Zimmer Biomet Holdings, Inc.	186,009	23,347,849
		141,673,110
HOME ENTERTAINMENT SOFTWARE—0.1%
Electronic Arts, Inc.*	24,449	3,147,809

HOME IMPROVEMENT RETAIL—2.9%
The Home Depot, Inc.	454,163	89,706,276

HOTELS RESORTS & CRUISE LINES—0.4%
Norwegian Cruise Line Holdings Ltd.*	256,703	12,842,851

HYPERMARKETS & SUPER CENTERS—0.0%
BJ’s Wholesale Club Holdings, Inc.*	39,446	977,866

INDUSTRIAL CONGLOMERATES—2.4%
Honeywell International, Inc.	450,388	71,904,444

INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	181,406	29,781,423

INDUSTRIAL MACHINERY—0.8%
Stanley Black & Decker, Inc.	157,704	23,572,017

INTERNET & DIRECT MARKETING RETAIL—9.8%
Amazon.com, Inc.*	153,913	273,571,123
Netflix, Inc.*	70,279	23,715,648
		297,286,771
INTERNET SOFTWARE & SERVICES—13.5%
Alibaba Group Holding Ltd.#*	370,903	69,444,169
Alphabet, Inc., Cl. C*	127,933	155,727,724
Altaba, Inc.*	560,693	41,182,901
Facebook, Inc., Cl. A*	838,694	144,741,810
Palantir Technologies, Inc., Cl. A*,@,(a)	153,282	881,371
		411,977,975
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	315,690	15,961,286

IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A	177,543	14,469,754

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	89,088	24,665,795

LIFE SCIENCES TOOLS & SERVICES—1.9%
Illumina, Inc.*	91,516	29,684,130
Thermo Fisher Scientific, Inc.	113,963	26,727,742
		56,411,872

	SHARES	VALUE
COMMON STOCKS—94.0% (CONT.)
MANAGED HEALTH CARE—4.4%
UnitedHealth Group, Inc.	529,648	$134,117,467

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Pioneer Natural Resources Co.	106,949	20,242,237

PHARMACEUTICALS—0.5%
Allergan PLC.	33,590	6,183,583
Bristol-Myers Squibb Co.	85,588	5,028,295
GW Pharmaceuticals PLC.#*	31,666	4,277,127
		15,489,005
PROPERTY & CASUALTY INSURANCE—0.6%
The Progressive Corp.	321,255	19,278,512

RAILROADS—2.0%
Union Pacific Corp.	413,683	62,006,945

RESTAURANTS—1.0%
McDonald’s Corp.	198,046	31,200,167

SEMICONDUCTOR EQUIPMENT—1.9%
Applied Materials, Inc.	1,162,305	56,522,892

SEMICONDUCTORS—3.5%
Broadcom, Inc.	251,253	55,720,378
Marvell Technology Group Ltd.	451,569	9,622,936
Microchip Technology, Inc.	120,866	11,292,510
Micron Technology, Inc.*	186,785	9,860,380
NVIDIA Corp.	84,379	20,661,042
		107,157,246
SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	82,538	36,376,973

SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	2,335,074	247,704,650
Red Hat, Inc.*	177,949	25,131,737
		272,836,387
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.5%
Apple, Inc.	562,773	107,090,074

TOBACCO—0.3%
Philip Morris International, Inc.	93,247	8,047,216

TRADING COMPANIES & DISTRIBUTORS—0.2%
United Rentals, Inc.*	40,912	6,087,706

WIRELESS TELECOMMUNICATION SERVICES—0.4%
T-Mobile US, Inc.*	180,014	10,800,840

TOTAL COMMON STOCKS (Cost $1,955,090,024)		2,859,319,714

PREFERRED STOCKS—0.2%
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	625,130	3,594,498
Palantir Technologies, Inc., Cl. D*,@,(a)	81,445	468,309
		4,062,807

	SHARES	VALUE
PREFERRED STOCKS—0.2% (CONT.)
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	76,682	$907,148

TOTAL PREFERRED STOCKS (Cost $7,149,501)		4,969,955

MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Blackstone Group LP.	468,354	16,354,921
(Cost $12,680,864)		16,354,921

REAL ESTATE INVESTMENT TRUST—1.7%
SPECIALIZED—1.7%
Equinix, Inc.	73,234	32,170,232
SBA Communications Corp., Cl. A*	129,869	20,551,769
		52,722,001
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $52,316,125)		52,722,001
Total Investments (Cost $2,027,236,514)	96.4%	$2,933,366,591
Unaffiliated Securities (Cost $2,027,236,514)		2,933,366,591
Other Assets in Excess of Liabilities	3.6%	109,168,537
NET ASSETS	100.0%	$3,042,535,128

#            American Depositary Receipts.

(a)    Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*            Non-income producing security.

@       Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$2,483,730	0.14%	$907,148	0.03%
Palantir Technologies, Inc., Cl. A	10/07/14	997,406	0.05%	881,371	0.03%
Palantir Technologies, Inc., Cl. B	10/07/14	4,128,004	0.22%	3,594,498	0.12%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	468,309	0.01%
Total				$5,851,326	0.19%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.9%
ARGENTINA—4.3%
APPLICATION SOFTWARE—1.8%
Globant SA*	54,086	$2,998,528

DIVERSIFIED BANKS—2.5%
Grupo Financiero Galicia SA#	115,586	4,118,329
TOTAL ARGENTINA (Cost $8,067,784)		7,116,857

AUSTRALIA—2.5%
CASINOS & GAMING—2.5%
Aristocrat Leisure Ltd. (Cost $3,353,277)	174,237	4,174,052

BELGIUM—1.7%
SPECIALTY CHEMICALS—1.7%
Umicore SA (Cost $2,918,169)	48,000	2,808,964

CANADA—1.9%
GENERAL MERCHANDISE STORES—1.9%
Dollarama, Inc. (Cost $3,420,131)	85,782	3,099,680

CHINA—8.4%
DISTILLERS & VINTNERS—2.7%
Kweichow Moutai Co., Ltd., Cl. A	40,900	4,374,721

INTERNET SOFTWARE & SERVICES—2.4%
Alibaba Group Holding Ltd.#*	21,275	3,983,318

LIFE & HEALTH INSURANCE—2.2%
Ping An Insurance Group Co., of China Ltd., Cl. H	391,778	3,647,148

REAL ESTATE DEVELOPMENT—1.1%
China Overseas Land & Investment Ltd.	583,810	1,839,240
TOTAL CHINA (Cost $14,477,316)		13,844,427

DENMARK—3.0%
BIOTECHNOLOGY—1.8%
Genmab AS*	17,100	2,929,789

INTERNET SOFTWARE & SERVICES—1.2%
Netcompany Group AS*	55,942	2,034,829
TOTAL DENMARK (Cost $4,922,241)		4,964,618

FRANCE—17.2%
APPAREL ACCESSORIES & LUXURY GOODS—3.6%
LVMH Moet Hennessy Louis Vuitton SE	17,045	5,939,725

APPAREL RETAIL—1.8%
SMCP SA*	99,100	2,877,242

DISTILLERS & VINTNERS—2.0%
Remy Cointreau SA	24,356	3,322,555

HOME ENTERTAINMENT SOFTWARE—2.2%
Ubisoft Entertainment SA*	33,344	3,675,020

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
FRANCE—17.2% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—3.5%
Eurofins Scientific SE	10,511	$5,729,100

PHARMACEUTICALS—1.9%
Ipsen SA	18,837	3,129,532

RESEARCH & CONSULTING SERVICES—2.2%
Teleperformance	19,457	3,563,043
TOTAL FRANCE (Cost $26,154,662)		28,236,217

GERMANY—1.6%
FOOTWEAR—1.6%
Puma SE (Cost $2,541,168)	5,179	2,599,412

GREECE—1.5%
SPECIALTY STORES—1.5%
JUMBO SA (Cost $2,675,339)	153,200	2,453,754

HONG KONG—4.0%
HOUSEWARES & SPECIALTIES—1.5%
Samsonite International SA	664,000	2,509,472

LIFE & HEALTH INSURANCE—2.5%
AIA Group Ltd.	454,752	3,980,672
TOTAL HONG KONG (Cost $6,404,566)		6,490,144

INDIA—5.2%
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Titan Co., Ltd.	239,400	3,193,146

DIVERSIFIED BANKS—3.3%
HDFC Bank Ltd.	168,251	5,331,900
TOTAL INDIA (Cost $7,559,457)		8,525,046

IRELAND—2.6%
PACKAGED FOODS & MEATS—2.6%
Kerry Group PLC., Cl. A (Cost $4,098,625)	39,441	4,188,167

ITALY—5.9%
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Moncler SpA	76,311	3,363,160

INDUSTRIAL MACHINERY—2.0%
Interpump Group SpA	103,225	3,244,733

LEISURE PRODUCTS—1.8%
Technogym SpA	276,330	3,008,380
TOTAL ITALY (Cost $9,311,012)		9,616,273

JAPAN—13.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.9%
Keyence Corp.	9,053	4,788,322

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
JAPAN—13.5% (CONT.)
HOUSEHOLD PRODUCTS—1.5%
Unicharm Corp.	80,137	$2,440,237

HUMAN RESOURCE & EMPLOYMENT SERVICES—4.7%
Recruit Holdings Co., Ltd.	130,000	3,561,873
UT Group Co., Ltd.*	117,000	4,085,009
		7,646,882
PERSONAL PRODUCTS—2.4%
Shiseido Co., Ltd.	53,000	3,904,188

PHARMACEUTICALS—2.0%
Takeda Pharmaceutical Co., Ltd.	80,000	3,377,532
TOTAL JAPAN (Cost $21,532,101)		22,157,161

NEW ZEALAND—1.9%
PACKAGED FOODS & MEATS—1.9%
a2 Milk Co., Ltd.* (Cost $4,326,197)	431,009	3,082,968

PERU—2.4%
DIVERSIFIED BANKS—2.4%
Credicorp Ltd. (Cost $3,984,194)	17,557	4,016,515

RUSSIA—2.2%
INTEGRATED OIL & GAS—2.2%
LUKOIL PJSC# (Cost $3,479,439)	51,248	3,676,084

SPAIN—2.4%
BIOTECHNOLOGY—2.4%
Grifols SA# (Cost $3,847,883)	186,184	3,868,903

SWEDEN—2.1%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.1%
Hexagon AB, Cl. B (Cost $3,386,279)	57,292	3,492,331

SWITZERLAND—6.0%
ASSET MANAGEMENT & CUSTODY BANKS—3.0%
Partners Group Holding AG	6,575	4,989,296

SPECIALTY CHEMICALS—3.0%
Sika AG	34,200	4,855,756
TOTAL SWITZERLAND (Cost $9,391,021)		9,845,052

TAIWAN—1.5%
ELECTRONIC COMPONENTS—1.5%
Largan Precision Co., Ltd. (Cost $2,564,725)	15,000	2,528,431

UNITED KINGDOM—4.9%
PACKAGED FOODS & MEATS—2.3%
Nomad Foods Ltd.*	199,596	3,792,324

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
UNITED KINGDOM—4.9% (CONT.)
SOFT DRINKS—2.6%
Coca-Cola HBC AG	116,699	$4,188,566
TOTAL UNITED KINGDOM (Cost $8,005,224)		7,980,890

UNITED STATES—1.2%
INTERNET & DIRECT MARKETING RETAIL—1.2%
Pinduoduo, Inc.#* (Cost $2,189,754)	86,902	1,963,116
TOTAL COMMON STOCKS (Cost $158,610,564)		160,729,062
Total Investments (Cost $158,610,564)	97.9%	$160,729,062
Unaffiliated Securities (Cost $158,610,564)		160,729,062
Other Assets in Excess of Liabilities	2.1%	3,433,093
NET ASSETS	100.0%	$164,162,155

# American Depositary Receipts.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.1%
AEROSPACE & DEFENSE—2.2%
HEICO Corp.	35,635	$2,721,445
L3 Technologies, Inc.*	6,611	1,417,663
		4,139,108
APPAREL ACCESSORIES & LUXURY GOODS—2.6%
Lululemon Athletica, Inc.*	11,902	1,427,645
PVH Corp.	9,292	1,426,508
Tapestry, Inc.	42,905	2,021,683
		4,875,836
APPAREL RETAIL—2.7%
Burlington Stores, Inc.*	20,940	3,199,841
Ross Stores, Inc.	23,108	2,020,333
		5,220,174
APPLICATION SOFTWARE—7.8%
ANSYS, Inc.*	11,567	1,953,435
Avalara, Inc.*	22,565	865,142
Fair Isaac Corp.*	7,777	1,566,754
Globant SA*	40,949	2,270,213
PTC, Inc.*	25,166	2,313,007
RealPage, Inc.*	66,464	3,662,166
Smartsheet, Inc., Cl. A*	62,211	1,337,537
Splunk, Inc.*	8,762	842,028
		14,810,282
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	207,289	1,811,706

AUTO PARTS & EQUIPMENT—1.5%
Aptiv PLC.	29,452	2,888,358

BIOTECHNOLOGY—8.0%
Agios Pharmaceuticals, Inc.*	8,670	749,175
Alnylam Pharmaceuticals, Inc.*	13,300	1,263,500
BeiGene Ltd.#*	5,061	959,869
BioMarin Pharmaceutical, Inc.*	14,061	1,413,974
Bluebird Bio, Inc.*	8,512	1,318,509
Clovis Oncology, Inc.*	21,206	936,033
Exact Sciences Corp.*	9,613	561,880
Halozyme Therapeutics, Inc.*	26,040	471,324
Immunomedics, Inc.*	52,396	1,253,836
Madrigal Pharmaceuticals, Inc.*	2,382	612,246
Neurocrine Biosciences, Inc.*	16,019	1,609,749
Sage Therapeutics, Inc.*	4,223	609,463
Sarepta Therapeutics, Inc.*	23,303	2,708,741
TESARO, Inc.*	19,804	689,773
		15,158,072
BUILDING PRODUCTS—1.1%
Lennox International, Inc.	9,295	2,017,759

CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.0%
Wabtec Corp.	17,607	1,942,404

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—5.2%
Fiserv, Inc.*	45,127	$3,406,186
FleetCor Technologies, Inc.*	3,872	840,224
GreenSky, Inc., Cl. A*	71,279	1,233,126
Square, Inc., Cl. A*	24,569	1,588,386
Worldpay, Inc., Cl. A*	34,237	2,813,939
		9,881,861
DIVERSIFIED SUPPORT SERVICES—1.7%
Cintas Corp.	16,148	3,301,943

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
AMETEK, Inc.	31,017	2,413,123

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
FLIR Systems, Inc.	36,647	2,147,514
Trimble, Inc.*	57,441	2,027,667
		4,175,181
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
BrightView Holdings, Inc.*	37,981	851,914

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
FMC Corp.	16,944	1,522,927

FINANCIAL EXCHANGES & DATA—2.2%
Intercontinental Exchange, Inc.	17,870	1,320,771
MarketAxess Holdings, Inc.	7,301	1,414,715
MSCI, Inc., Cl. A	8,804	1,463,137
		4,198,623
HEALTH CARE EQUIPMENT—9.8%
ABIOMED, Inc.*	11,924	4,227,416
AxoGen, Inc.*	31,358	1,408,758
Cantel Medical Corp.	20,974	1,944,500
DexCom, Inc.*	18,219	1,733,173
Edwards Lifesciences Corp.*	12,246	1,744,443
IDEXX Laboratories, Inc.*	7,462	1,827,668
Masimo Corp.*	11,058	1,099,386
Penumbra, Inc.*	5,673	806,984
Tandem Diabetes Care, Inc.*	92,136	2,539,268
Zimmer Biomet Holdings, Inc.	9,922	1,245,409
		18,577,005
HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc.*	8,001	2,853,557

HEALTH CARE TECHNOLOGY—1.8%
Medidata Solutions, Inc.*	12,113	900,117
Teladoc, Inc.*	20,435	1,223,035
Veeva Systems, Inc., Cl. A*	16,075	1,215,752
		3,338,904
HOME ENTERTAINMENT SOFTWARE—1.4%
Take-Two Interactive Software, Inc.*	23,864	2,697,109

HOTELS RESORTS & CRUISE LINES—2.2%
Hilton Worldwide Holdings, Inc.	24,649	1,938,890

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
HOTELS RESORTS & CRUISE LINES—2.2% (CONT.)
Norwegian Cruise Line Holdings Ltd.*	45,424	$2,272,563
		4,211,453
HOUSEHOLD PRODUCTS—1.2%
Church & Dwight Co., Inc.	40,581	2,268,478

HYPERMARKETS & SUPER CENTERS—1.0%
BJ’s Wholesale Club Holdings, Inc.*	72,779	1,804,191

INDUSTRIAL CONGLOMERATES—1.7%
Roper Technologies, Inc.	10,483	3,164,818

INDUSTRIAL MACHINERY—3.2%
Fortive Corp.	41,826	3,433,078
Xylem, Inc.	33,877	2,593,623
		6,026,701
INTERNET & DIRECT MARKETING RETAIL—0.5%
Pinduoduo, Inc.#*	40,358	911,687

INTERNET SOFTWARE & SERVICES—6.3%
Etsy, Inc.*	116,631	4,765,543
GoDaddy, Inc., Cl. A*	19,321	1,422,412
GrubHub, Inc.*	24,495	2,985,695
IAC/InterActiveCorp*	6,287	925,761
Palantir Technologies, Inc., Cl. A*,@,(a)	16,376	94,162
Yelp, Inc., Cl. A*	48,916	1,804,022
		11,997,595
IT CONSULTING & OTHER SERVICES—1.8%
EPAM Systems, Inc.*	11,287	1,469,680
Gartner, Inc.*	14,473	1,960,079
		3,429,759
LEISURE FACILITIES—1.4%
Vail Resorts, Inc.	9,949	2,754,580

LIFE SCIENCES TOOLS & SERVICES—2.3%
Bio-Techne Corp.	4,294	689,788
Illumina, Inc.*	11,281	3,659,105
		4,348,893
MANAGED HEALTH CARE—1.2%
WellCare Health Plans, Inc.*	8,213	2,196,320

MOVIES & ENTERTAINMENT—1.3%
Live Nation Entertainment, Inc.*	48,352	2,382,787

OIL & GAS EXPLORATION & PRODUCTION—1.1%
Encana Corp.	151,511	2,036,308

PHARMACEUTICALS—1.8%
Aerie Pharmaceuticals, Inc.*	27,290	1,843,440
GW Pharmaceuticals PLC.#*	11,317	1,528,587
		3,372,027
PROPERTY & CASUALTY INSURANCE—1.5%
The Progressive Corp.	48,764	2,926,328

	SHARES	VALUE
COMMON STOCKS—96.1% (CONT.)
REGIONAL BANKS—0.5%
Webster Financial Corp.	14,885	$960,529

RESEARCH & CONSULTING SERVICES—1.0%
IHS Markit Ltd.*	37,201	1,972,769

RESTAURANTS—2.1%
Chipotle Mexican Grill, Inc., Cl. A*	3,046	1,320,928
Domino’s Pizza, Inc.	4,298	1,128,913
Dunkin’ Brands Group, Inc.	22,361	1,556,996
		4,006,837
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	8,534	1,626,922

SEMICONDUCTORS—1.6%
Marvell Technology Group Ltd.	69,536	1,481,812
Microchip Technology, Inc.	15,736	1,470,215
		2,952,027
SPECIALIZED CONSUMER SERVICES—0.6%
ServiceMaster Global Holdings, Inc.*	20,403	1,162,767

SPECIALTY CHEMICALS—0.8%
WR Grace & Co.	19,833	1,464,865

SPECIALTY STORES—1.1%
Tiffany & Co.	15,136	2,082,108

SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc.*	7,396	843,514
Red Hat, Inc.*	17,600	2,485,648
ServiceNow, Inc.*	4,773	839,857
		4,169,019
TRUCKING—0.6%
Old Dominion Freight Line, Inc.	7,585	1,113,478
TOTAL COMMON STOCKS (Cost $158,698,800)		182,019,092

PREFERRED STOCKS—0.5%
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	658,830

INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	66,787	384,025
Palantir Technologies, Inc., Cl. D*,@,(a)	8,701	50,031
		434,056
TOTAL PREFERRED STOCKS (Cost $1,486,719)		1,092,886

RIGHTS—1.0%
BIOTECHNOLOGY—1.0%
Tolero CDR*,@,(a),(c)	590,059	1,924,265
(Cost $315,501)		1,924,265

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.0%
SPECIALIZED—1.0%
SBA Communications Corp., Cl. A*	12,205	$1,931,441
(Cost $1,612,582)		1,931,441

SPECIAL PURPOSE VEHICLE—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.*,@,(a)	314,956	351,050
(Cost $314,956)		351,050
Total Investments (Cost $162,428,558)	98.9%	$187,318,734
Affiliated Securities (Cost $988,245)		658,830
Unaffiliated Securities (Cost $161,440,313)		186,659,904
Other Assets in Excess of Liabilities	1.1%	2,176,816
NET ASSETS	100.0%	$189,495,550

#            American Depositary Receipts.

(a)    Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)    Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)     Contingent Deferred Rights.

*            Non-income producing security.

@       Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
JS Kred SPV I, LLC.	06/25/15	$314,956	0.15%	$351,050	0.18%
Palantir Technologies, Inc., Cl. A	10/07/14	106,559	0.05%	94,162	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	441,023	0.22%	384,025	0.20%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	50,031	0.03%
Prosetta Biosciences, Inc., Series D	02/06/15	988,245	0.50%	658,830	0.35%
Tolero CDR	02/06/17	315,501	0.19%	1,924,265	1.02%
Total				$3,462,363	1.83%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—3.9%
HEICO Corp.	125,258	$9,565,954
Kratos Defense & Security Solutions, Inc.*	212,309	2,743,032
		12,308,986
AIR FREIGHT & LOGISTICS—5.4%
XPO Logistics, Inc.*	169,812	16,933,653

APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Canada Goose Holdings, Inc.*	101,826	5,847,867

APPLICATION SOFTWARE—18.9%
Altair Engineering, Inc., Cl. A*	61,002	2,141,170
Avalara, Inc.*	41,320	1,584,209
Ebix, Inc.	153,614	12,189,271
Everbridge, Inc.*	238,097	10,709,603
Globant SA*	108,800	6,031,872
HubSpot, Inc.*	45,858	5,690,978
Paylocity Holding Corp.*	219,079	12,706,582
RealPage, Inc.*	24,046	1,324,934
The Ultimate Software Group, Inc.*	26,694	7,391,302
		59,769,921
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Virtus Investment Partners, Inc.	12,864	1,714,128

BIOTECHNOLOGY—7.3%
ACADIA Pharmaceuticals, Inc.*	223,082	3,366,307
Acorda Therapeutics, Inc.*	88,076	2,197,496
Portola Pharmaceuticals, Inc.*	239,913	8,588,885
Puma Biotechnology, Inc.*	117,437	5,654,592
Ultragenyx Pharmaceutical, Inc.*	41,054	3,247,782
		23,055,062
CONSTRUCTION MATERIALS—0.5%
US Concrete, Inc.*	31,654	1,598,527

EDUCATION SERVICES—5.3%
Chegg, Inc.*	599,408	16,603,602

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
nLight, Inc.*	51,019	1,557,610
Novanta, Inc.*	10,177	634,536
		2,192,146
GENERAL MERCHANDISE STORES—2.4%
Ollie’s Bargain Outlet Holdings, Inc.*	107,994	7,505,583

HEALTH CARE DISTRIBUTORS—0.7%
PetIQ, Inc., Cl. A*	78,605	2,153,777

HEALTH CARE EQUIPMENT—4.9%
Glaukos Corp.*	14,675	610,627
Insulet Corp.*	179,580	14,933,873
		15,544,500
HEALTH CARE FACILITIES—0.7%
US Physical Therapy, Inc.	21,072	2,207,292

	SHARES	VALUE
COMMON STOCKS—95.7% (CONT.)
HEALTH CARE SERVICES—1.0%
Diplomat Pharmacy, Inc.*	144,350	$2,999,593

HEALTH CARE TECHNOLOGY—1.0%
Cotiviti Holdings, Inc.*	68,350	3,051,144

HUMAN RESOURCE & EMPLOYMENT SERVICES—2.0%
WageWorks, Inc.*	122,434	6,464,515

INDUSTRIAL MACHINERY—2.1%
Proto Labs, Inc.*	7,888	983,239
The Middleby Corp.*	55,882	5,726,788
		6,710,027
INTERNET & DIRECT MARKETING RETAIL—4.0%
Wayfair, Inc., Cl. A*	114,782	12,490,577

INTERNET SOFTWARE & SERVICES—12.3%
2U, Inc.*	47,315	3,579,852
GTT Communications, Inc.*	177,018	7,868,450
Palantir Technologies, Inc., Cl. A*,@,(a)	81,310	467,533
SPS Commerce, Inc.*	69,900	5,996,721
Stamps.com, Inc.*	44,339	11,572,479
The Trade Desk, Inc., Cl. A*	110,124	9,285,656
		38,770,691
IT CONSULTING & OTHER SERVICES—2.6%
EPAM Systems, Inc.*	62,508	8,139,167

LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	138,391	6,576,340

OIL & GAS EQUIPMENT & SERVICES—1.1%
Solaris Oilfield Infrastructure, Inc., Cl. A*	218,176	3,423,181

REAL ESTATE SERVICES—5.8%
FirstService Corp.	220,810	18,366,976

REGIONAL BANKS—4.3%
Independent Bank Group, Inc.	125,990	8,453,929
Signature Bank	47,134	5,171,071
		13,625,000
RESTAURANTS—0.2%
Chuy’s Holdings, Inc.*	19,668	622,492

SEMICONDUCTORS—0.3%
Impinj, Inc.*	50,154	1,068,782

THRIFTS & MORTGAGE FINANCE—1.2%
BofI Holding, Inc.*	100,548	3,923,383

TRADING COMPANIES & DISTRIBUTORS—2.6%
H&E Equipment Services, Inc.	49,316	1,814,335
SiteOne Landscape Supply, Inc.*	73,217	6,528,028
		8,342,363
TOTAL COMMON STOCKS (Cost $235,845,566)		302,009,275

	SHARES	VALUE
PREFERRED STOCKS—0.4%
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$694,422

PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	49,317	583,420
TOTAL PREFERRED STOCKS (Cost $2,639,011)		1,277,842

RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Dyax Corp.*,@,(a),(c)	37,550	106,642
(Cost $0)		106,642
Total Investments (Cost $238,484,577)	96.1%	$303,393,759
Affiliated Securities (Cost $1,041,633)		694,422
Unaffiliated Securities (Cost $237,442,944)		302,699,337
Other Assets in Excess of Liabilities	3.9%	12,268,906
NET ASSETS	100.0%	$315,662,665

(a)    Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)    Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 — Affiliated Securities.

(c)     Contingent Deferred Rights.

*            Non-income producing security.

@       Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Dyax Corp. Rights	05/07/15	$0	0.00%	$45,156	0.01%
Dyax Corp. Rights	05/15/15	0	0.00%	1,704	0.00%
Dyax Corp. Rights	06/18/15	0	0.00%	40,470	0.01%
Dyax Corp. Rights	06/26/15	0	0.00%	19,312	0.01%
Intarcia Therapeutics, Inc., Series DD	03/27/14	1,597,378	0.14%	583,420	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	529,084	0.05%	467,533	0.15%
Prosetta Biosciences, Inc., Series D	02/06/15	1,041,633	0.10%	694,422	0.22%
Total				$1,852,017	0.59%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—1.3%
Hexcel Corp.	10,085	$695,966
Mercury Systems, Inc.*	28,890	1,205,580
		1,901,546
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Canada Goose Holdings, Inc.*	25,365	1,456,712

APPAREL RETAIL—1.1%
Burlington Stores, Inc.*	9,932	1,517,709

APPLICATION SOFTWARE—14.3%
ACI Worldwide, Inc.*	89,004	2,299,862
Avalara, Inc.*	27,187	1,042,350
Blackbaud, Inc.	35,878	3,580,983
Blackline, Inc.*	15,349	655,402
Ellie Mae, Inc.*	11,145	1,105,807
Everbridge, Inc.*	23,760	1,068,725
Guidewire Software, Inc.*	22,952	1,978,462
HubSpot, Inc.*	18,806	2,333,825
Manhattan Associates, Inc.*	28,071	1,350,777
Paycom Software, Inc.*	13,393	1,423,006
Tyler Technologies, Inc.*	15,100	3,397,349
		20,236,548
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
WisdomTree Investments, Inc.	185,055	1,617,381

BIOTECHNOLOGY—5.7%
Bluebird Bio, Inc.*	3,699	572,975
CareDx, Inc.*	108,216	1,456,587
Clovis Oncology, Inc.*	22,117	976,245
Exact Sciences Corp.*	24,934	1,457,392
Halozyme Therapeutics, Inc.*	34,138	617,898
Repligen Corp.*	14,274	689,863
Sarepta Therapeutics, Inc.*	19,580	2,275,979
		8,046,939
BREWERS—0.3%
Craft Brew Alliance, Inc.*	20,388	403,682

CONSUMER FINANCE—0.9%
LendingClub Corp.*	308,220	1,269,866

DATA PROCESSING & OUTSOURCED SERVICES—0.4%
GreenSky, Inc., Cl. A*	29,203	505,212

ELECTRONIC COMPONENTS—1.1%
Dolby Laboratories, Inc., Cl. A	24,263	1,563,750

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.5%
Cognex Corp.	70,091	3,699,403
FLIR Systems, Inc.	45,723	2,679,368
		6,378,771
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	3,673	711,717

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
GENERAL MERCHANDISE STORES—0.6%
Ollie’s Bargain Outlet Holdings, Inc.*	11,804	$820,378

HEALTH CARE EQUIPMENT—13.6%
ABIOMED, Inc.*	14,521	5,148,130
AxoGen, Inc.*	26,059	1,170,701
Cantel Medical Corp.	42,017	3,895,396
DexCom, Inc.*	15,302	1,455,679
Inogen, Inc.*	21,104	4,204,972
Insulet Corp.*	39,941	3,321,494
		19,196,372
HEALTH CARE SUPPLIES—9.4%
Neogen Corp.*	63,343	5,219,463
OraSure Technologies, Inc.*	72,373	1,215,143
Quidel Corp.*	100,775	6,838,591
		13,273,197
HEALTH CARE TECHNOLOGY—7.2%
Medidata Solutions, Inc.*	53,424	3,969,937
Veeva Systems, Inc., Cl. A*	51,158	3,869,080
Vocera Communications, Inc.*	78,540	2,370,337
		10,209,354
HOME ENTERTAINMENT SOFTWARE—2.9%
Take-Two Interactive Software, Inc.*	36,249	4,096,862

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
WageWorks, Inc.*	30,185	1,593,768

HYPERMARKETS & SUPER CENTERS—0.0%
BJ’s Wholesale Club Holdings, Inc.*	1,869	46,333

INDUSTRIAL MACHINERY—2.9%
DMC Global, Inc.	24,226	994,477
Sun Hydraulics Corp.	59,525	3,098,872
		4,093,349
INTERNET SOFTWARE & SERVICES—7.4%
Apptio, Inc., Cl. A*	26,562	891,686
Coupa Software, Inc.*	15,453	947,424
Etsy, Inc.*	45,900	1,875,474
GrubHub, Inc.*	12,043	1,467,921
Q2 Holdings, Inc.*	31,880	1,885,702
Shopify, Inc., Cl. A*	10,537	1,456,319
SPS Commerce, Inc.*	13,075	1,121,704
Yelp, Inc., Cl. A*	22,542	831,349
		10,477,579
IT CONSULTING & OTHER SERVICES—0.9%
InterXion Holding NV*	20,497	1,329,845

LEISURE FACILITIES—1.6%
Planet Fitness, Inc., Cl. A*	46,379	2,203,930

LIFE SCIENCES TOOLS & SERVICES—4.1%
Bio-Techne Corp.	25,146	4,039,453

	SHARES	VALUE
COMMON STOCKS—96.7% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—4.1% (CONT.)
PRA Health Sciences, Inc.*	16,289	$1,712,626
		5,752,079
MANAGED HEALTH CARE—1.1%
HealthEquity, Inc.*	20,868	1,575,534

MOVIES & ENTERTAINMENT—1.8%
Lions Gate Entertainment Corp., Cl. A	73,473	1,752,331
Live Nation Entertainment, Inc.*	17,215	848,355
		2,600,686
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Parsley Energy, Inc., Cl. A*	40,050	1,258,772
TPG Pace Energy Holdings Corp., Cl. A*	58,738	722,477
		1,981,249
PERSONAL PRODUCTS—0.5%
elf Beauty, Inc.*	44,108	636,920

PHARMACEUTICALS—1.0%
Aerie Pharmaceuticals, Inc.*	20,600	1,391,530

RESTAURANTS—1.4%
Shake Shack, Inc., Cl. A*	14,155	882,281
Wingstop, Inc.	23,602	1,164,759
		2,047,040
SEMICONDUCTORS—0.4%
Universal Display Corp.	5,935	571,540

SPECIALTY CHEMICALS—2.0%
Balchem Corp.	28,028	2,810,928

SPECIALTY STORES—0.7%
Five Below, Inc.*	10,671	1,036,794

SYSTEMS SOFTWARE—2.5%
Proofpoint, Inc.*	30,781	3,510,573
TOTAL COMMON STOCKS (Cost $81,121,110)		136,865,673

PREFERRED STOCKS—0.1%
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	152,064
(Cost $228,096)		152,064

RIGHTS—0.4%
BIOTECHNOLOGY—0.4%
Dyax Corp.*,@,(a),(c)	9,700	27,548
Neuralstem, Inc., Strike Price: 47.61, 1/8/19*	5,997	—
Tolero CDR*,@,(a),(c)	174,782	569,989
		597,537
TOTAL RIGHTS (Cost $94,483)		597,537

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—0.9%
SPECIALIZED—0.9%
CyrusOne, Inc.	19,878	$1,230,846
(Cost $675,911)		1,230,846

SPECIAL PURPOSE VEHICLE—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.*,@,(a)	290,078	323,321
(Cost $290,078)		323,321
Total Investments (Cost $82,409,678)	98.3%	$139,169,441
Affiliated Securities (Cost $228,096)		152,064
Unaffiliated Securities (Cost $82,181,582)		139,017,377
Other Assets in Excess of Liabilities	1.7%	2,408,353
NET ASSETS	100.0%	$141,577,794

(a)    Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)    Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)     Contingent Deferred Rights.

*            Non-income producing security.

@       Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Dyax Corp. Rights	05/01/15	$0	0.00%	$17,324	0.01%
Dyax Corp. Rights	08/14/15	0	0.00%	10,224	0.01%
JS Kred SPV I, LLC.	06/26/15	290,078	0.15%	323,321	0.23%
Prosetta Biosciences, Inc., Series D	02/06/15	228,096	0.10%	152,064	0.11%
Tolero CDR	02/06/17	94,483	0.08%	569,989	0.40%
Total				$1,072,922	0.76%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.5%
AEROSPACE & DEFENSE—2.1%
Mercury Systems, Inc.*	765,676	$31,951,659

APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Canada Goose Holdings, Inc.*	340,627	19,562,209

APPLICATION SOFTWARE—16.7%
ACI Worldwide, Inc.*	609,692	15,754,441
ANSYS, Inc.*	95,741	16,168,740
Avalara, Inc.*	918,452	35,213,450
Blackbaud, Inc.	238,781	23,832,732
Blackline, Inc.*	575,785	24,586,020
Ellie Mae, Inc.*	222,005	22,027,336
Everbridge, Inc.*	640,350	28,802,943
Guidewire Software, Inc.*	315,327	27,181,187
Paycom Software, Inc.*	238,969	25,390,456
PROS Holdings, Inc.*	418,588	15,546,358
Tyler Technologies, Inc.*	101,995	22,947,855
		257,451,518
BIOTECHNOLOGY—8.7%
CareDx, Inc.*	2,494,052	33,569,940
Exact Sciences Corp.*	559,644	32,711,192
Natera, Inc.*	1,700,223	39,037,120
Repligen Corp.*	612,739	29,613,676
		134,931,928
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.6%
Cognex Corp.	981,972	51,828,482
FLIR Systems, Inc.	578,482	33,899,045
		85,727,527
GENERAL MERCHANDISE STORES—1.4%
Ollie’s Bargain Outlet Holdings, Inc.*	317,007	22,031,987

HEALTH CARE EQUIPMENT—20.7%
ABIOMED, Inc.*	110,682	39,240,089
Cantel Medical Corp.	619,942	57,474,823
CryoPort, Inc.*	2,419,333	35,709,355
Heska Corp.*	266,470	26,713,618
Inogen, Inc.*	205,508	40,947,469
Insulet Corp.*	523,687	43,549,811
Tactile Systems Technology, Inc.*	667,663	32,094,560
Tandem Diabetes Care, Inc.*	1,574,408	43,390,685
		319,120,410
HEALTH CARE SUPPLIES—6.8%
Neogen Corp.*	291,748	24,040,035
OraSure Technologies, Inc.*	2,168,141	36,403,087
Quidel Corp.*	648,582	44,012,775
		104,455,897
HEALTH CARE TECHNOLOGY—8.4%
Medidata Solutions, Inc.*	747,661	55,558,689
Veeva Systems, Inc., Cl. A*	626,366	47,372,061

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
HEALTH CARE TECHNOLOGY—8.4% (CONT.)
Vocera Communications, Inc.*	887,425	$26,782,486
		129,713,236
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
WageWorks, Inc.*	715,694	37,788,643

INDUSTRIAL MACHINERY—3.1%
Proto Labs, Inc.*	173,841	21,669,281
Sun Hydraulics Corp.	491,369	25,580,670
		47,249,951
INTERNET SOFTWARE & SERVICES—7.6%
Apptio, Inc., Cl. A*	1,115,634	37,451,833
Coupa Software, Inc.*	325,813	19,975,595
Q2 Holdings, Inc.*	232,703	13,764,383
Shopify, Inc., Cl. A*	188,239	26,016,512
Stamps.com, Inc.*	78,738	20,550,618
		117,758,941
LIFE SCIENCES TOOLS & SERVICES—2.4%
Bio-Techne Corp.	235,248	37,790,239

MANAGED HEALTH CARE—1.8%
HealthEquity, Inc.*	365,930	27,627,715

OIL & GAS EQUIPMENT & SERVICES—1.2%
Solaris Oilfield Infrastructure, Inc., Cl. A*	1,179,229	18,502,103

RESTAURANTS—1.5%
Wingstop, Inc.	459,726	22,687,478

SPECIALTY CHEMICALS—1.1%
Balchem Corp.	174,579	17,508,528

SPECIALTY STORES—1.6%
Five Below, Inc.*	252,878	24,569,626

SYSTEMS SOFTWARE—2.1%
Proofpoint, Inc.*	283,725	32,358,836
TOTAL COMMON STOCKS (Cost $1,183,456,138)		1,488,788,431

RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	38,824
TOTAL RIGHTS (Cost $6,436)		38,824
Total Investments (Cost $1,183,462,574)	96.5%	$1,488,827,255
Unaffiliated Securities (Cost $1,183,462,574)		1,488,827,255
Other Assets in Excess of Liabilities	3.5%	54,553,593
NET ASSETS	100.0%	$1,543,380,848

(a)    Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)    Contingent Deferred Rights.

*            Non-income producing security.

@       Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Tolero CDR	02/06/17	$6,436	0.00%	$38,824	0.00%
Total				$38,824	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.7%
BIOTECHNOLOGY—39.0%
Agios Pharmaceuticals, Inc.*	7,000	$604,870
Aimmune Therapeutics, Inc.*	10,000	289,200
Alexion Pharmaceuticals, Inc.*	21,000	2,792,160
Alnylam Pharmaceuticals, Inc.*	11,000	1,045,000
Amicus Therapeutics, Inc.*	105,000	1,527,750
BeiGene Ltd.#*	8,000	1,517,280
Biogen, Inc.*	15,500	5,182,735
BioMarin Pharmaceutical, Inc.*	47,000	4,726,320
Bluebird Bio, Inc.*	21,000	3,252,900
Blueprint Medicines Corp.*	7,000	416,780
Calithera Biosciences, Inc.*	14,000	62,300
CareDx, Inc.*	45,000	605,700
Celgene Corp.*	22,000	1,981,980
Clovis Oncology, Inc.*	31,247	1,379,243
Emmaus Life Sciences, Inc.*,@,(a)	479,063	3,118,700
Exact Sciences Corp.*	18,000	1,052,100
Exelixis, Inc.*	17,000	351,900
Genmab AS*	8,000	1,370,661
Gilead Sciences, Inc.	70,000	5,448,100
Global Blood Therapeutics, Inc.*	19,000	794,200
Halozyme Therapeutics, Inc.*	154,000	2,787,400
Immunomedics, Inc.*	77,000	1,842,610
Incyte Corp.*	15,000	998,100
Iovance Biotherapeutics, Inc.*	18,000	255,600
Kindred Biosciences, Inc.*	12,000	162,600
Loxo Oncology, Inc.*	7,000	1,173,130
Madrigal Pharmaceuticals, Inc.*	8,500	2,184,755
Mirati Therapeutics, Inc.*	8,000	491,200
Myriad Genetics, Inc.*	12,000	525,000
Natera, Inc.*	43,385	996,120
Neurocrine Biosciences, Inc.*	22,500	2,261,025
Ra Pharmaceuticals, Inc.*	14,000	154,000
Regeneron Pharmaceuticals, Inc.*	4,500	1,656,045
REGENXBIO, Inc.*	13,000	913,900
Sage Therapeutics, Inc.*	12,000	1,731,840
Sangamo Therapeutics, Inc.*	35,000	477,750
Sarepta Therapeutics, Inc.*	70,000	8,136,800
Sierra Oncology, Inc.*	83,000	235,720
Spark Therapeutics, Inc.*	19,000	1,457,680
T2 Biosystems, Inc.*	110,000	658,900
TESARO, Inc.*	28,000	975,240
uniQure NV*	18,000	556,020
Vanda Pharmaceuticals, Inc.*	10,000	208,500
Vertex Pharmaceuticals, Inc.*	41,000	7,177,050
		75,536,864
HEALTH CARE EQUIPMENT—18.9%
Abbott Laboratories	8,000	524,320
ABIOMED, Inc.*	23,500	8,331,455

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
HEALTH CARE EQUIPMENT—18.9% (CONT.)
AxoGen, Inc.*	43,353	$1,947,633
Baxter International, Inc.	37,000	2,680,650
Boston Scientific Corp.*	23,000	773,030
CryoPort, Inc.*	20,000	295,200
DexCom, Inc.*	28,500	2,711,205
Edwards Lifesciences Corp.*	6,000	854,700
IDEXX Laboratories, Inc.*	11,500	2,816,695
IntriCon Corp.*	6,000	348,600
Intuitive Surgical, Inc.*	11,000	5,590,090
Masimo Corp.*	13,500	1,342,170
Obalon Therapeutics, Inc.*	46,795	77,680
Penumbra, Inc.*	5,000	711,250
Stryker Corp.	13,000	2,122,250
Tandem Diabetes Care, Inc.*	135,000	3,720,600
Zimmer Biomet Holdings, Inc.	14,000	1,757,280
		36,604,808
HEALTH CARE FACILITIES—0.9%
HCA Healthcare, Inc.	15,000	1,863,450

HEALTH CARE SUPPLIES—2.9%
Align Technology, Inc.*	13,000	4,636,450
STAAR Surgical Co.*	30,000	925,500
		5,561,950
HEALTH CARE TECHNOLOGY—1.5%
Tabula Rasa HealthCare, Inc.*	12,000	698,880
Teladoc, Inc.*	30,000	1,795,500
Veeva Systems, Inc., Cl. A*	7,000	529,410
		3,023,790
LIFE SCIENCES TOOLS & SERVICES—6.1%
Bio-Techne Corp.	6,500	1,044,160
Illumina, Inc.*	20,000	6,487,200
IQVIA Holdings, Inc.*	5,000	609,700
NanoString Technologies, Inc.*	45,000	527,850
Thermo Fisher Scientific, Inc.	13,455	3,155,601
		11,824,511
MANAGED HEALTH CARE—9.8%
Centene Corp.*	9,500	1,238,135
Humana, Inc.	8,000	2,513,440
UnitedHealth Group, Inc.	52,000	13,167,440
WellCare Health Plans, Inc.*	7,500	2,005,650
		18,924,665
PHARMACEUTICALS—13.6%
Aerie Pharmaceuticals, Inc.*	39,000	2,634,450
Allergan PLC.	21,500	3,957,935
AstraZeneca PLC.#	40,000	1,565,200
Bristol-Myers Squibb Co.	98,000	5,757,500
Dermira, Inc.*	11,000	107,140
Eli Lilly & Co.	28,000	2,766,680

	SHARES	VALUE
COMMON STOCKS—92.7% (CONT.)
PHARMACEUTICALS—13.6% (CONT.)
GW Pharmaceuticals PLC.#*	17,000	$2,296,190
Jazz Pharmaceuticals PLC.*	5,000	865,400
Marinus Pharmaceuticals, Inc.*	18,000	133,200
Novo Nordisk AS#	45,000	2,239,650
Pacria Pharmaceuticals, Inc.*	17,000	683,400
Revance Therapeutics, Inc.*	30,000	862,500
Zoetis, Inc., Cl. A	12,000	1,037,760
Zogenix, Inc.*	25,000	1,418,750
		26,325,755
TOTAL COMMON STOCKS (Cost $129,928,745)		179,665,793

PREFERRED STOCKS—1.4%
BIOTECHNOLOGY—1.4%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	2,692,098

PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	7,546	89,269
TOTAL PREFERRED STOCKS (Cost $4,282,562)		2,781,367

RIGHTS—3.9%
BIOTECHNOLOGY—3.9%
Dyax Corp.*,@,(a),(c)	21,800	61,912
Emmaus Life Sciences, Inc., 9/11/18*,@,(a)	320,000	1,059,200
Neuralstem, Inc., Strike Price: 47.61, 1/8/19*,@	26,472	—
Tolero CDR*,@,(a),(c)	1,956,996	6,382,038
		7,503,150
TOTAL RIGHTS (Cost $1,044,370)		7,503,150
Total Investments (Cost $135,255,677)	98.00%	$189,950,310
Affiliated Securities (Cost $4,038,147)		2,692,098
Unaffiliated Securities (Cost $131,217,530)		187,258,212
Other Assets in Excess of Liabilities	2.00%	3,884,611
NET ASSETS	100.0%	$193,834,921

#            American Depositary Receipts.

(a)    Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)    Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 — Affiliated Securities.

(c)     Contingent Deferred Rights.

*            Non-income producing security.

@       Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Dyax Corp. Rights	04/01/15	$0	0.00%	$60,634	0.03%
Dyax Corp. Rights	10/15/15	0	0.00%	1,278	0.00%
Emmaus Life Sciences, Inc.	09/09/13	800,000	0.42%	2,083,200	1.07%
Emmaus Life Sciences, Inc.	06/06/14	556,721	0.28%	1,035,500	0.53%
Emmaus Life Sciences, Inc., Rights	09/09/13	0	0.00%	1,059,200	0.55%
Intarcia Therapeutics, Inc., Series DD	03/27/14	290,376	0.15%	89,269	0.05%
Prosetta Biosciences, Inc., Series D	02/06/15	4,038,147	2.00%	2,692,098	1.39%
Tolero CDR	02/06/17	1,044,370	0.90%	6,382,038	3.29%
Total				$13,403,217	6.91%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.4%
AEROSPACE & DEFENSE—4.5%
General Dynamics Corp.	7,556	$1,509,387
The Boeing Co.	8,071	2,875,697
United Technologies Corp.	6,152	835,072
		5,220,156
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	4,399	527,396

APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Tapestry, Inc.	20,548	968,222

APPAREL RETAIL—0.7%
The Gap, Inc.	26,419	797,061

ASSET MANAGEMENT & CUSTODY BANKS—1.8%
BlackRock, Inc., Cl. A	4,139	2,080,924

BIOTECHNOLOGY—2.2%
AbbVie, Inc.	11,144	1,027,811
Amgen, Inc.	4,100	805,855
Gilead Sciences, Inc.	9,700	754,951
		2,588,617
BUILDING PRODUCTS—1.0%
Johnson Controls International PLC.	31,280	1,173,313

CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	43,883	1,570,134

COMMUNICATIONS EQUIPMENT—1.5%
Cisco Systems, Inc.	41,885	1,771,317

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	9,418	588,154

DIVERSIFIED BANKS—6.6%
Bank of America Corp.	59,349	1,832,697
JPMorgan Chase & Co.	41,064	4,720,307
Wells Fargo & Co.	21,178	1,213,288
		7,766,292
DIVERSIFIED CHEMICALS—1.0%
DowDuPont, Inc.	16,483	1,133,536

ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,386	567,290

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	9,500	790,115

FINANCIAL EXCHANGES & DATA—1.9%
CME Group, Inc., Cl. A	13,741	2,186,468

HEALTH CARE EQUIPMENT—0.7%
Medtronic PLC.	8,783	792,490

HEALTH CARE SERVICES—1.0%
CVS Health Corp.	17,190	1,114,943

HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	14,972	2,957,269

	SHARES	VALUE
COMMON STOCKS—92.4% (CONT.)
HOTELS RESORTS & CRUISE LINES—1.5%
Carnival Corp.	13,500	$799,740
Extended Stay America, Inc.	44,818	954,175
		1,753,915
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	18,860	1,525,397

HYPERMARKETS & SUPER CENTERS—0.9%
Walmart, Inc.	12,141	1,083,341

INDUSTRIAL CONGLOMERATES—2.5%
Honeywell International, Inc.	18,693	2,984,337

INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	6,023	988,796

INTEGRATED OIL & GAS—3.3%
Chevron Corp.	8,239	1,040,339
Exxon Mobil Corp.	19,901	1,622,131
TOTAL SA#	18,726	1,221,871
		3,884,341
INTEGRATED TELECOMMUNICATION SERVICES—2.8%
AT&T, Inc.	30,300	968,691
Verizon Communications, Inc.	45,395	2,344,198
		3,312,889
INTERNET & DIRECT MARKETING RETAIL—1.4%
Amazon.com, Inc.*	912	1,621,025

INTERNET SOFTWARE & SERVICES—5.8%
Alphabet, Inc., Cl. A*	2,005	2,460,576
Alphabet, Inc., Cl. C*	2,010	2,446,693
Facebook, Inc., Cl. A*	11,268	1,944,631
		6,851,900
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	52,853	2,672,248

LEISURE FACILITIES—1.5%
Six Flags Entertainment Corp.	10,410	676,130
Vail Resorts, Inc.	3,697	1,023,588
		1,699,718
MANAGED HEALTH CARE—2.1%
UnitedHealth Group, Inc.	9,760	2,471,427

MULTI-LINE INSURANCE—0.8%
The Hartford Financial Services Group, Inc.	16,900	890,630

MULTI-UTILITIES—0.7%
Sempra Energy	6,674	771,448

OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	14,373	970,465

OIL & GAS EXPLORATION & PRODUCTION—1.1%
ConocoPhillips	17,676	1,275,677

	SHARES	VALUE
COMMON STOCKS—92.4% (CONT.)
OIL & GAS REFINING & MARKETING—0.5%
Valero Energy Corp.	5,049	$597,549

PACKAGED FOODS & MEATS—0.4%
The Kraft Heinz Co.	8,600	518,150

PHARMACEUTICALS—8.6%
AstraZeneca PLC.#	16,406	641,967
Bristol-Myers Squibb Co.	28,880	1,696,700
Eli Lilly & Co.	20,500	2,025,605
GlaxoSmithKline PLC.#	21,339	887,489
Johnson & Johnson	18,459	2,446,186
Pfizer, Inc.	60,176	2,402,828
		10,100,775
RAILROADS—0.6%
Union Pacific Corp.	4,509	675,854

RESTAURANTS—2.5%
Darden Restaurants, Inc.	6,667	712,969
Dunkin’ Brands Group, Inc.	8,191	570,339
McDonald’s Corp.	10,118	1,593,990
		2,877,298
SEMICONDUCTOR EQUIPMENT—1.1%
KLA-Tencor Corp.	10,895	1,279,291

SEMICONDUCTORS—3.6%
Broadcom, Inc.	8,101	1,796,559
Intel Corp.	34,676	1,667,915
QUALCOMM, Inc.	12,100	775,489
		4,239,963
SOFT DRINKS—2.6%
PepsiCo, Inc.	17,718	2,037,570
The Coca-Cola Co.	20,700	965,241
		3,002,811
SYSTEMS SOFTWARE—6.0%
Microsoft Corp.	66,535	7,058,033

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	30,580	5,819,068
Western Digital Corp.	7,324	513,779
		6,332,847
TOBACCO—1.9%
Altria Group, Inc.	38,379	2,252,080
TOTAL COMMON STOCKS (Cost $59,831,899)		108,285,902

MASTER LIMITED PARTNERSHIP—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.	50,820	1,774,634

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—2.0% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.*,(a)	16,300	$622,660
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,686,431)		2,397,294

REAL ESTATE INVESTMENT TRUST—3.7%
HEALTH CARE—0.6%
Welltower, Inc.	11,100	694,860

MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A(a)	26,124	865,749

SPECIALIZED—2.3%
Crown Castle International Corp.	11,857	1,314,111
CyrusOne, Inc.	9,867	610,965
Lamar Advertising Co., Cl. A	10,909	803,230
		2,728,306
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,521,522)		4,288,915

SHORT—TERM INVESTMENTS—1.0%
MONEY MARKET FUND—1.0%
Invesco Government & Agency Portfolio, Cl. Institutional, 1.82%	1,126,057	1,126,057
(Cost $1,126,057)		1,126,057
Total Investments (Cost $66,165,909)	99.1%	$116,098,168
Unaffiliated Securities (Cost $66,165,909)		116,098,168
Other Assets in Excess of Liabilities	0.9%	1,079,748
NET ASSETS	100.0%	$117,177,916

#    American Depositary Receipts.

(a) All or portion of the security is on loan.

*    Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 25 FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.2%
AEROSPACE & DEFENSE—3.1%
HEICO Corp.	4,878	$372,533

APPLICATION SOFTWARE—8.7%
Adobe Systems, Inc.*	1,264	309,276
Autodesk, Inc.*	1,551	199,210
salesforce.com, Inc.*	3,822	524,187
		1,032,673
CONSTRUCTION MATERIALS—3.4%
Vulcan Materials Co.	3,596	402,752

DATA PROCESSING & OUTSOURCED SERVICES—5.9%
Visa, Inc., Cl. A	5,146	703,664

DIVERSIFIED SUPPORT SERVICES—4.0%
Cintas Corp.	2,320	474,394

FINANCIAL EXCHANGES & DATA—10.1%
CME Group, Inc., Cl. A	3,061	487,066
MarketAxess Holdings, Inc.	1,324	256,552
S&P Global, Inc.	2,237	448,384
		1,192,002
HEALTH CARE EQUIPMENT—2.8%
ABIOMED, Inc.*	446	158,121
AxoGen, Inc.*	3,877	174,174
		332,295
INTERNET & DIRECT MARKETING RETAIL—8.2%
Amazon.com, Inc.*	544	966,927

INTERNET SOFTWARE & SERVICES—14.5%
Alphabet, Inc., Cl. C*	566	688,969
Altaba, Inc.*	6,685	491,013
Facebook, Inc., Cl. A*	3,127	539,658
		1,719,640
IT CONSULTING & OTHER SERVICES—2.1%
EPAM Systems, Inc.*	1,901	247,529

LEISURE FACILITIES—3.9%
Vail Resorts, Inc.	1,668	461,819

MANAGED HEALTH CARE—5.4%
UnitedHealth Group, Inc.	2,544	644,192

SEMICONDUCTOR EQUIPMENT—4.4%
Applied Materials, Inc.	10,617	516,305

SEMICONDUCTORS—2.1%
Broadcom, Inc.	1,125	249,491

SYSTEMS SOFTWARE—10.3%
Microsoft Corp.	8,179	867,628
Red Hat, Inc.*	2,488	351,380
		1,219,008

	SHARES	VALUE
COMMON STOCKS—93.2% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3%
Apple, Inc.	2,693	$512,451
TOTAL COMMON STOCKS (Cost $10,144,143)		11,047,675

REAL ESTATE INVESTMENT TRUST—3.5%
SPECIALIZED—3.5%
Equinix, Inc.	943	414,241
(Cost $409,733)		414,241
Total Investments (Cost $10,553,876)	96.7%	$11,461,916
Unaffiliated Securities (Cost $10,553,876)		11,461,916
Other Assets in Excess of Liabilities	3.3%	387,197
NET ASSETS	100.0%	$11,849,113

*            Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.1%
AEROSPACE & DEFENSE—4.1%
HEICO Corp.	4,311	$329,231

APPAREL ACCESSORIES & LUXURY GOODS—3.9%
Adidas AG	825	182,394
Moncler SpA	2,954	130,188
		312,582
APPLICATION SOFTWARE—15.4%
Adobe Systems, Inc.*	1,368	334,722
Fair Isaac Corp.*	1,343	270,561
PTC, Inc.*	2,433	223,617
RealPage, Inc.*	4,403	242,605
salesforce.com, Inc.*	1,291	177,061
		1,248,566
DATA PROCESSING & OUTSOURCED SERVICES—10.1%
Fiserv, Inc.*	5,301	400,120
FleetCor Technologies, Inc.*	362	78,554
Visa, Inc., Cl. A	2,492	340,756
		819,430
DIVERSIFIED SUPPORT SERVICES—3.4%
Cintas Corp.	1,330	271,958

FINANCIAL EXCHANGES & DATA—8.4%
CME Group, Inc., Cl. A	1,416	225,314
MarketAxess Holdings, Inc.	704	136,414
S&P Global, Inc.	1,601	320,905
		682,633
HEALTH CARE EQUIPMENT—10.5%
ABIOMED, Inc.*	662	234,699
AxoGen, Inc.*	1,783	80,101
Cantel Medical Corp.	2,709	251,151
Intuitive Surgical, Inc.*	559	284,078
		850,029
INTERNET & DIRECT MARKETING RETAIL—7.8%
Amazon.com, Inc.*	258	458,580
Netflix, Inc.*	524	176,824
		635,404
INTERNET SOFTWARE & SERVICES—7.6%
Alphabet, Inc., Cl. C*	75	91,294
Altaba, Inc.*	2,064	151,601
Facebook, Inc., Cl. A*	980	169,128
Spotify Technology SA*	419	76,606
Tencent Holdings Ltd.	2,855	129,943
		618,572
LEISURE FACILITIES—3.4%
Vail Resorts, Inc.	1,008	279,085

LIFE SCIENCES TOOLS & SERVICES—4.0%
Bio-Techne Corp.	2,000	321,280

	SHARES	VALUE
COMMON STOCKS—95.1% (CONT.)
SEMICONDUCTOR EQUIPMENT—1.6%
Applied Materials, Inc.	2,656	$129,161

SEMICONDUCTORS—1.7%
Broadcom, Inc.	636	141,046

SYSTEMS SOFTWARE—7.1%
Microsoft Corp.	4,065	431,215
Red Hat, Inc.*	1,013	143,066
		574,281
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	2,582	491,329
TOTAL COMMON STOCKS (Cost $7,107,291)		7,704,587

REAL ESTATE INVESTMENT TRUST—3.7%
SPECIALIZED—3.7%
Crown Castle International Corp.	2,705	299,795
(Cost $295,847)		299,795
Total Investments (Cost $7,403,138)	98.8%	$8,004,382
Unaffiliated Securities (Cost $7,403,138)		8,004,382
Other Assets in Excess of Liabilities	1.2%	97,128
NET ASSETS	100.0%	$8,101,510

*                 Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in ten funds — Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, Alger Growth & Income Fund, Alger 25 Fund and Alger 35 Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, Alger 25 Fund and Alger 35 Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I, P, Y and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

Alger 25 Fund launched on December 28, 2017, and Alger 35 Fund launched on March 29, 2018.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable) are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2018 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$486,330,310	$481,817,099	$4,513,211	—
Consumer Staples	9,025,082	9,025,082	—	—
Energy	20,242,237	20,242,237	—	—
Financials	154,154,773	154,154,773	—	—
Health Care	444,883,779	444,883,779	—	—
Industrials	261,611,835	261,611,835	—	—
Information Technology	1,344,225,937	1,343,344,566	—	$881,371
Materials	128,044,921	128,044,921	—	—
Telecommunication Services	10,800,840	10,800,840	—	—
TOTAL COMMON STOCKS	$2,859,319,714	$2,853,925,132	$4,513,211	$881,371
MASTER LIMITED PARTNERSHIP
Financials	16,354,921	16,354,921	—	—
PREFERRED STOCKS
Health Care	907,148	—	—	907,148
Information Technology	4,062,807	—	—	4,062,807
TOTAL PREFERRED STOCKS	$4,969,955	—	—	$4,969,955
REAL ESTATE INVESTMENT TRUST
Real Estate	52,722,001	52,722,001	—	—
TOTAL INVESTMENTS IN SECURITIES	$2,933,366,591	$2,923,002,054	$4,513,211	$5,851,326

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$35,181,139	$7,940,038	$27,241,101	—
Consumer Staples	29,293,726	3,792,324	25,501,402	—
Energy	3,676,084	—	3,676,084	—
Financials	26,083,860	8,134,844	17,949,016	—
Health Care	19,034,856	3,868,903	15,165,953	—
Industrials	14,454,658	—	14,454,658	—
Information Technology	23,500,779	9,016,675	14,484,104	—
Materials	7,664,720	—	7,664,720	—
Real Estate	1,839,240	—	1,839,240	—
TOTAL COMMON STOCKS	$160,729,062	$32,752,784	$127,976,278	—
TOTAL INVESTMENTS IN SECURITIES	$160,729,062	$32,752,784	$127,976,278	—

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,496,587	$30,496,587	—	—
Consumer Staples	4,072,669	4,072,669	—	—
Energy	2,036,308	2,036,308	—	—
Financials	9,897,186	9,897,186	—	—
Health Care	49,844,778	49,844,778	—	—
Industrials	26,944,017	26,944,017	—	—
Information Technology	55,739,755	55,645,593	—	$94,162
Materials	2,987,792	2,987,792	—	—
TOTAL COMMON STOCKS	$182,019,092	$181,924,930	—	$94,162

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
PREFERRED STOCKS
Health Care	$658,830	—	—		$658,830
Information Technology	434,056	—	—		434,056
TOTAL PREFERRED STOCKS	$1,092,886	—	—		$1,092,886
REAL ESTATE INVESTMENT TRUST
Real Estate	1,931,441	$1,931,441	—		—
RIGHTS
Health Care	1,924,265	—	—		1,924,265
SPECIAL PURPOSE VEHICLE
Financials	351,050	—	—		351,050
TOTAL INVESTMENTS IN SECURITIES	$187,318,734	$183,856,371	—		$3,462,363
Escrow Receivable	$688,776	—	$688,776	*	—

Alger SMid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$49,646,461	$49,646,461	—	—
Energy	3,423,181	3,423,181	—	—
Financials	19,262,511	19,262,511	—	—
Health Care	49,011,368	49,011,368	—	—
Industrials	50,759,544	50,759,544	—	—
Information Technology	109,940,707	109,473,174	—	$467,533
Materials	1,598,527	1,598,527	—	—
Real Estate	18,366,976	18,366,976	—	—
TOTAL COMMON STOCKS	$302,009,275	$301,541,742	—	$467,533
PREFERRED STOCKS
Health Care	1,277,842	—	—	1,277,842
RIGHTS
Health Care	106,642	—	—	106,642
TOTAL INVESTMENTS IN SECURITIES	$303,393,759	$301,541,742	—	$1,852,017

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,683,249	$11,683,249	—	—
Consumer Staples	1,086,935	1,086,935	—	—
Energy	1,981,249	1,981,249	—	—
Financials	3,598,964	3,598,964	—	—
Health Care	59,445,005	59,445,005	—	—
Industrials	7,588,663	7,588,663	—	—
Information Technology	48,670,680	48,670,680	—	—
Materials	2,810,928	2,810,928	—	—
TOTAL COMMON STOCKS	$136,865,673	$136,865,673	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
PREFERRED STOCKS
Health Care	$152,064	—	—		$152,064
REAL ESTATE INVESTMENT TRUST
Real Estate	1,230,846	$1,230,846	—		—
RIGHTS
Health Care	597,537	—	—	**	597,537
SPECIAL PURPOSE VEHICLE
Financials	323,321	—	—		323,321
TOTAL INVESTMENTS IN SECURITIES	$139,169,441	$138,096,519	—		$1,072,922
Escrow Receivable	$204,023	—	$204,023	*	—

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$88,851,300	$88,851,300	—		—
Energy	18,502,103	18,502,103	—		—
Health Care	753,639,425	753,639,425	—		—
Industrials	116,990,253	116,990,253	—		—
Information Technology	493,296,822	493,296,822	—		—
Materials	17,508,528	17,508,528	—		—
TOTAL COMMON STOCKS	$1,488,788,431	$1,488,788,431	—		—
RIGHTS
Health Care	38,824	—	—		$38,824
TOTAL INVESTMENTS IN SECURITIES	$1,488,827,255	$1,488,788,431	—		$38,824
Escrow Receivable	$13,897	—	$13,897	*	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Health Care	$179,665,793	$175,176,432	$1,370,661		$3,118,700
PREFERRED STOCKS
Health Care	2,781,367	—	—		2,781,367
RIGHTS
Health Care	7,503,150	—	—	**	7,503,150
TOTAL INVESTMENTS IN SECURITIES	$189,950,310	$175,176,432	$1,370,661		$13,403,217
Escrow Receivable	$2,284,401	—	$2,284,401	*	—

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$14,832,796	$14,832,796	—	—
Consumer Staples	8,381,779	8,381,779	—	—
Energy	6,728,032	6,728,032	—	—
Financials	15,596,562	15,596,562	—	—
Health Care	17,068,252	17,068,252	—	—
Industrials	11,371,171	11,371,171	—	—
Information Technology	27,533,351	27,533,351	—	—
Materials	2,122,332	2,122,332	—	—
Telecommunication Services	3,312,889	3,312,889	—	—
Utilities	1,338,738	1,338,738	—	—
TOTAL COMMON STOCKS	$108,285,902	$108,285,902	—	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Energy	$622,660	$622,660	—	—
Financials	1,774,634	1,774,634	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$2,397,294	$2,397,294	—	—
REAL ESTATE INVESTMENT TRUST
Financials	865,749	865,749	—	—
Real Estate	3,423,166	3,423,166	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$4,288,915	$4,288,915	—	—
SHORT—TERM INVESTMENTS
Money Market Fund	1,126,057	1,126,057	—	—
TOTAL INVESTMENTS IN SECURITIES	$116,098,168	$116,098,168	—	—

Alger 25 Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,428,746	$1,428,746	—	—
Financials	1,192,002	1,192,002	—	—
Health Care	976,487	976,487	—	—
Industrials	846,927	846,927	—	—
Information Technology	6,200,761	6,200,761	—	—
Materials	402,752	402,752	—	—
TOTAL COMMON STOCKS	$11,047,675	$11,047,675	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	414,241	414,241	—	—
TOTAL INVESTMENTS IN SECURITIES	$11,461,916	$11,461,916	—	—

Alger 35 Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,227,071	$914,489	$312,582	—
Financials	682,633	682,633	—	—
Health Care	1,171,309	1,171,309	—	—
Industrials	601,189	601,189	—	—
Information Technology	4,022,385	3,892,442	129,943	—
TOTAL COMMON STOCKS	$7,704,587	$7,262,062	$442,525	—
REAL ESTATE INVESTMENT TRUST
Real Estate	299,795	299,795	—	—
TOTAL INVESTMENTS IN SECURITIES	$8,004,382	$7,561,857	$442,525	—

* Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero Pharmaceuticals, Inc.

** Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of Neuralstem, Inc.’s rights are classified as a Level 2 investment and are fair valued at zero as of July 31, 2018.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2017	$881,371	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(24,057)
Included in net change in unrealized appreciation (depreciation) on investments	24,057
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	881,371
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Capital Appreciation Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(388)
Included in net change in unrealized appreciation (depreciation) on investments	388
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2017	$8,466,654 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,562,011)
Included in net change in unrealized appreciation (depreciation) on investments	(1,934,688)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	4,969,955
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(3,496,699)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(387,114)
Included in net change in unrealized appreciation (depreciation) on investments	387,114
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2017	$94,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	94,162
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2017	$1,119,239
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(26,353)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	1,092,886
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(26,353)

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2017	$1,685,090
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	239,175
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	1,924,265
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$239,175

Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2017	$380,215
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(29,165)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	351,050
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(29,165)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger SMid Cap Focus Fund	Common Stocks
Opening balance at November 1, 2017	$467,533
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	467,533
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger SMid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2017	$5,709,632
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(425,986)
Included in net change in unrealized appreciation (depreciation) on investments	(1,956,784)
Purchases and sales
Purchases	—
Sales	(2,049,020)
Closing balance at July 31, 2018	1,277,842
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(2,276,633)

Alger SMid Cap Focus Fund	Rights
Opening balance at November 1, 2017	$106,642
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	106,642
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2017	$158,147
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(6,083)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	152,064
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(6,083)

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2017	$526,690
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	70,847
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	597,537
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$70,847

Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2017	$350,182
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(26,861)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	323,321
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(26,861)

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2017	$33,998
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	4,826
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	38,824
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$4,826

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2017	$2,912,703
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	205,997
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	3,118,700
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$205,997

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2017	$3,233,148
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(451,781)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	2,781,367
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(451,781)

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2017	$6,601,101
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	902,049
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	7,503,150
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$902,049

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,469)
Included in net change in unrealized appreciation (depreciation) on investments	1,469
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Growth & Income Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(14)
Included in net change in unrealized appreciation (depreciation) on investments	14
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(88,465)
Included in net change in unrealized appreciation (depreciation) on investments	88,465
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Growth & Income Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(15,269)
Included in net change in unrealized appreciation (depreciation) on investments	15,269
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

* Includes securities that are fair valued at $0.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value July 31, 2018	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$881,371	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	4,969,955	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%	N/A
			Market Quotation	N/A*	N/A
Alger Mid Cap Growth Fund
Common Stocks	$94,162	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	434,056	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	658,830	Income Approach	Discount Rate	41%-45%	N/A
Special Purpose Vehicle	351,050	Market Approach	Revenue Multiple	2.85x-4.26x	N/A
Rights	1,924,265	Income Approach	Discount Rate	5.70%-27.40%	N/A

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2018	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger SMid Cap Focus Fund
Common Stocks	$467,533	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	583,420	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%
Preferred Stocks	694,422	Income Approach	Discount Rate	41%-45%	N/A

Rights	106,642	Income Approach	Discount Rate	2.05%	N/A

Alger Small Cap Growth Fund
Preferred Stocks	$152,064	Income Approach	Discount Rate	41%-45%	N/A

Special Purpose Vehicle	323,321	Market Approach	Revenue Multiple	2.85x-4.26x	N/A

Rights	597,537	Income Approach	Discount Rate	2.05%-27.40%	15.88%

Alger Small Cap Focus Fund
Rights	$38,824	Income Approach	Discount Rate	5.70%-27.40%	N/A

Alger Health Sciences Fund
Common Stocks	$3,118,700	Market Approach	Revenue Multiple	1.2x	N/A

Preferred Stocks	2,692,098	Income Approach	Discount Rate	41%-45%	N/A

Preferred Stocks	89,269	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%	N/A
Rights	6,443,950	Income Approach	Discount Rate	2.05%-27.40%	16.41%

Rights	1,059,200	Market Approach	Revenue Multiple	1.13x	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at July 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

On July 31, 2018, there were no transfers of securities between Level 1 and Level 2.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2018, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$116,602,967	—	$116,602,967	—
Alger International Growth Fund	3,444,115	$941,824	2,502,291	—
Alger Mid Cap Growth Fund	932,193	—	932,193	—
Alger SMid Cap Focus Fund	12,043,485	—	12,043,485	—
Alger Small Cap Growth Fund	2,303,809	—	2,303,809	—
Alger Small Cap Focus Fund	110,033,556	—	110,033,556	—
Alger Health Sciences Fund	1,889,953	—	1,889,953	—
Alger Growth & Income Fund	2,304,402	—	2,304,402	—
Collateral on securities loaned	1,126,057	—	1,126,057	—
Alger 25 Fund	467,500	—	467,500	—
Alger 35 Fund	102,452	—	102,452	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2018, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

There were no open derivative instruments as of July 31, 2018.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2018. Purchase and sale transactions and dividend income earned during the period were as follows:

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Capital Appreciation Fund
Common Stocks
Choicestream, Inc.*	82,955	—	(82,955	)*	—	—	$(24,057)	$24,057	—
Preferred Stocks
Choicestream, Inc., Series A*	715,332	—	(715,332	)*	—	—	(572,038)	572,038	—
Choicestream, Inc., Series B*	1,649,956	—	(1,649,956	)*	—	—	(989,973)	989,973	—
Warrants
Choicestream, Inc., 6/22/26*	387,502	—	(387,502	)*	—	—	(387,114)	387,114	—
Corporate Bonds
Choicestream, Inc., 11.00%, 8/5/18*	387,502	—	(387,502	)*	—	—	(388)	388	—
Total						—	$(1,973,570)	$1,973,570	—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	219,610	—	—	219,610	—	—	$(26,353)	$658,830
Total					—	—	$(26,353)	$658,830

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger SMid Cap Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	231,474	—	—	231,474	—	—	$(27,777)	$694,422
Total					—	—	$(27,777)	$694,422

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	50,688	—	—	50,688	—	—	$(6,083)	$152,064
Total					—	—	$(6,083)	$152,064

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	897,366	—	—	897,366	—	—	$(107,684)	$2,692,098
Total					—	—	$(107,684)	$2,692,098

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Growth & Income Fund
Common Stocks
Choicestream, Inc.*	5,064	—	(5,064	)*	—	—	$(1,469)	$1,469	—
Preferred Stocks
Choicestream, Inc., Series A*	43,672	—	(43,672	)*	—	—	(34,924)	34,924	—
Choicestream, Inc., Series B*	89,234	—	(89,234	)*	—	—	(53,541)	53,541	—
Warrants
Choicestream, Inc., 6/22/26*	15,285	—	(15,285	)*	—	—	(15,269)	15,269	—
Corporate Bonds
Choicestream, Inc., 11.00%, 8/5/18*	15,285	—	(15,285	)*	—	—	(14)	14	—
Total						—	$(105,217)	$105,217	—

* The company was dissolved on December 20, 2017.

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/ Hal Liebes

Hal Liebes
President

Date:  September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date:  September 20, 2018

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date:  September 20, 2018